Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Summary of Other Income
(a)
Details of other income for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Foreign currency gain	~~W~~	1,398,181	1,972,046	1,701,860
Gain on disposal of assets held for sale		—	—	759,387
Gain on disposal of property, plant and equipment		34,961	51,792	45,504
Gain on disposal of intangible assets		1,989	25	1,592
Reversal of impairment loss on property, plant and equipment		7	4,314	2,317
Others		37,120	72,266	85,490
Total	~~W~~	1,472,258	2,100,443	2,596,150

Summary of Other Expenses
(b)
Details of other expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Foreign currency loss	~~W~~	1,516,528	2,479,014	1,695,524
Loss on disposal of property, plant and equipment		102,453	76,771	89,049
Impairment loss on property, plant and equipment		60,072	98,525	161,579
Impairment loss on intangible assets		54,833	72,490	55,292
Others		52,348	71,181	38,007
Total	~~W~~	1,786,234	2,797,981	2,039,451